JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	134	27,423
Woodward, Inc.	42	7,178
		34,601
Automobiles — 0.2%
Thor Industries, Inc.	90	9,926
Banks — 3.7%
Fifth Third Bancorp	927	39,721
First Citizens BancShares, Inc., Class A	20	36,409
M&T Bank Corp.	226	40,269
NU Holdings Ltd., Class A (Brazil) *	1,297	17,697
Regions Financial Corp.	1,680	39,193
		173,289
Beverages — 1.3%
Constellation Brands, Inc., Class A	139	35,744
Keurig Dr Pepper, Inc.	660	24,755
		60,499
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc. *	92	25,445
Amicus Therapeutics, Inc. *	409	4,372
Apellis Pharmaceuticals, Inc. *	181	5,236
Exact Sciences Corp. *	180	12,235
Exelixis, Inc. *	305	7,905
Insmed, Inc. *	132	9,655
Natera, Inc. *	162	20,622
REVOLUTION Medicines, Inc. *	107	4,843
Sarepta Therapeutics, Inc. *	25	3,110
Vaxcyte, Inc. *	20	2,250
Viking Therapeutics, Inc. *	95	5,990
		101,663
Building Products — 2.6%
AAON, Inc.	148	15,924
Carlisle Cos., Inc.	94	42,133
Fortune Brands Innovations, Inc.	414	37,084
Simpson Manufacturing Co., Inc.	65	12,512
Trane Technologies plc	37	14,448
		122,101
Capital Markets — 7.3%
Ameriprise Financial, Inc.	128	60,178
Ares Management Corp.	165	25,690
Blue Owl Capital, Inc.	830	16,069
Coinbase Global, Inc., Class A *	23	4,093
FactSet Research Systems, Inc.	29	13,423
Interactive Brokers Group, Inc., Class A	124	17,228
KKR & Co., Inc.	118	15,420

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
LPL Financial Holdings, Inc.	53	12,453
Moody's Corp.	36	17,221
MSCI, Inc.	30	17,483
Northern Trust Corp.	241	21,677
Raymond James Financial, Inc.	462	56,522
Robinhood Markets, Inc., Class A *	486	11,380
State Street Corp.	424	37,526
Tradeweb Markets, Inc., Class A	130	16,039
		342,402
Chemicals — 1.3%
Celanese Corp.	170	23,162
RPM International, Inc.	306	36,977
		60,139
Commercial Services & Supplies — 1.1%
Cintas Corp.	37	7,635
Copart, Inc. *	232	12,149
MSA Safety, Inc.	58	10,310
Veralto Corp.	179	19,965
		50,059
Communications Equipment — 0.4%
Motorola Solutions, Inc.	39	17,587
Construction & Engineering — 0.6%
Quanta Services, Inc.	90	26,969
Construction Materials — 1.1%
Eagle Materials, Inc.	50	14,407
Martin Marietta Materials, Inc.	69	36,834
		51,241
Consumer Finance — 0.6%
Discover Financial Services	198	27,750
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	40	15,185
Kroger Co. (The)	455	26,046
US Foods Holding Corp. *	485	29,816
		71,047
Containers & Packaging — 2.4%
Ball Corp.	348	23,644
Graphic Packaging Holding Co.	539	15,928
International Paper Co.	507	24,775
Packaging Corp. of America	117	25,240
Silgan Holdings, Inc.	486	25,511
		115,098
Distributors — 1.4%
Genuine Parts Co.	170	23,802

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — continued
LKQ Corp.	622	24,837
Pool Corp.	45	16,862
		65,501
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	126	17,706
Electric Utilities — 2.2%
Edison International	256	22,293
PG&E Corp.	2,378	47,012
Xcel Energy, Inc.	559	36,494
		105,799
Electrical Equipment — 4.2%
Acuity Brands, Inc.	144	39,640
AMETEK, Inc.	372	63,929
GE Vernova, Inc. *	24	6,174
Hubbell, Inc.	131	55,841
Vertiv Holdings Co., Class A	302	30,036
		195,620
Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	167	10,888
Flex Ltd. *	712	23,798
Jabil, Inc.	176	21,132
TD SYNNEX Corp.	205	24,629
Teledyne Technologies, Inc. *	128	55,892
Zebra Technologies Corp., Class A *	92	34,143
		170,482
Energy Equipment & Services — 0.8%
Baker Hughes Co.	606	21,920
TechnipFMC plc (United Kingdom)	615	16,116
		38,036
Entertainment — 1.2%
Take-Two Interactive Software, Inc. *	269	41,438
Warner Music Group Corp., Class A	526	16,457
		57,895
Financial Services — 2.0%
Block, Inc. *	118	7,936
Fidelity National Information Services, Inc.	421	35,302
MGIC Investment Corp.	1,468	37,571
Remitly Global, Inc. *	135	1,803
Rocket Cos., Inc., Class A *	671	12,882
		95,494
Food Products — 1.7%
General Mills, Inc.	397	29,307

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Hershey Co. (The)	145	27,811
Post Holdings, Inc. *	215	24,956
		82,074
Gas Utilities — 0.3%
National Fuel Gas Co.	257	15,555
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	169	29,090
Saia, Inc. *	44	19,483
		48,573
Health Care Equipment & Supplies — 1.9%
Cooper Cos., Inc. (The) *	130	14,342
Dexcom, Inc. *	175	11,710
Globus Medical, Inc., Class A *	372	26,599
IDEXX Laboratories, Inc. *	17	8,900
Inspire Medical Systems, Inc. *	49	10,333
Zimmer Biomet Holdings, Inc.	161	17,390
		89,274
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc. *	146	9,243
Cencora, Inc.	222	49,989
Centene Corp. *	122	9,155
Henry Schein, Inc. *	512	37,357
Humana, Inc.	99	31,285
Labcorp Holdings, Inc.	125	28,010
McKesson Corp.	26	12,892
Quest Diagnostics, Inc.	159	24,697
Universal Health Services, Inc., Class B	87	19,822
		222,450
Health Care REITs — 0.5%
Ventas, Inc.	336	21,577
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A *	58	12,130
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,156	20,341
Hotels, Restaurants & Leisure — 3.1%
Darden Restaurants, Inc.	150	24,654
Domino's Pizza, Inc.	35	15,095
DoorDash, Inc., Class A *	120	17,094
Expedia Group, Inc. *	164	24,329
Flutter Entertainment plc (United Kingdom) *	55	13,013
Hilton Worldwide Holdings, Inc.	116	26,599
Las Vegas Sands Corp.	296	14,897
Planet Fitness, Inc., Class A *	129	10,503
		146,184

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.1%
Garmin Ltd.	76	13,398
Mohawk Industries, Inc. *	230	36,911
		50,309
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	78	9,294
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	328	16,488
Insurance — 4.1%
Arch Capital Group Ltd. *	422	47,187
Arthur J Gallagher & Co.	48	13,514
Hartford Financial Services Group, Inc. (The)	346	40,704
Loews Corp.	705	55,751
WR Berkley Corp.	608	34,460
		191,616
Interactive Media & Services — 0.5%
IAC, Inc. *	455	24,465
IT Services — 2.0%
Gartner, Inc. *	55	28,038
Globant SA *	72	14,193
GoDaddy, Inc., Class A *	194	30,468
MongoDB, Inc. *	66	17,779
Snowflake, Inc., Class A *	38	4,336
		94,814
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	58	8,586
IQVIA Holdings, Inc. *	52	12,269
Mettler-Toledo International, Inc. *	6	9,033
West Pharmaceutical Services, Inc.	45	13,633
		43,521
Machinery — 5.4%
Dover Corp.	215	41,261
Esab Corp.	100	10,657
Ingersoll Rand, Inc.	412	40,466
ITT, Inc.	422	63,076
Lincoln Electric Holdings, Inc.	164	31,448
Middleby Corp. (The) *	161	22,336
Snap-on, Inc.	55	15,740
Timken Co. (The)	193	16,274
Westinghouse Air Brake Technologies Corp.	73	13,320
		254,578
Media — 0.8%
Trade Desk, Inc. (The), Class A *	346	37,972

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	454	22,688
Multi-Utilities — 2.8%
CMS Energy Corp.	579	40,911
NiSource, Inc.	800	27,707
Public Service Enterprise Group, Inc.	198	17,701
WEC Energy Group, Inc.	492	47,298
		133,617
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	98	17,566
Coterra Energy, Inc.	1,328	31,804
Diamondback Energy, Inc.	245	42,263
EOG Resources, Inc.	122	14,974
Williams Cos., Inc. (The)	1,230	56,150
		162,757
Personal Care Products — 0.2%
elf Beauty, Inc. *	96	10,443
Pharmaceuticals — 0.7%
Intra-Cellular Therapies, Inc. *	184	13,434
Jazz Pharmaceuticals plc *	191	21,277
		34,711
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	172	28,063
Parsons Corp. *	191	19,812
UL Solutions, Inc., Class A	537	26,455
		74,330
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	231	28,743
Residential REITs — 1.8%
American Homes 4 Rent, Class A	764	29,338
AvalonBay Communities, Inc.	142	31,867
Mid-America Apartment Communities, Inc.	141	22,377
		83,582
Retail REITs — 0.8%
Regency Centers Corp.	532	38,443
Semiconductors & Semiconductor Equipment — 3.5%
Entegris, Inc.	193	21,689
Marvell Technology, Inc.	140	10,124
Microchip Technology, Inc.	448	35,948
Monolithic Power Systems, Inc.	22	20,280
ON Semiconductor Corp. *	542	39,342
Onto Innovation, Inc. *	52	10,798

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Rambus, Inc. *	171	7,248
Teradyne, Inc.	158	21,171
		166,600
Software — 3.4%
AppLovin Corp., Class A *	92	12,046
Atlassian Corp., Class A *	48	7,582
Confluent, Inc., Class A *	427	8,693
Crowdstrike Holdings, Inc., Class A *	23	6,527
CyberArk Software Ltd. *	38	11,018
Datadog, Inc., Class A *	202	23,237
Elastic NV *	117	8,952
HubSpot, Inc. *	49	26,238
Nutanix, Inc., Class A *	151	8,954
Palantir Technologies, Inc., Class A *	239	8,907
Palo Alto Networks, Inc. *	29	9,946
Rubrik, Inc., Class A * (a)	80	2,568
Synopsys, Inc. *	22	10,920
Tyler Technologies, Inc. *	26	15,305
		160,893
Specialized REITs — 1.4%
Public Storage	88	32,163
Weyerhaeuser Co.	1,042	35,270
		67,433
Specialty Retail — 3.5%
AutoZone, Inc. *	14	44,582
Bath & Body Works, Inc.	512	16,353
Best Buy Co., Inc.	300	30,986
Burlington Stores, Inc. *	60	15,693
Floor & Decor Holdings, Inc., Class A *	79	9,812
Ross Stores, Inc.	109	16,354
Tractor Supply Co.	92	26,831
Ulta Beauty, Inc. *	15	5,992
		166,603
Textiles, Apparel & Luxury Goods — 1.5%
Carter's, Inc.	355	23,051
On Holding AG, Class A (Switzerland) *	164	8,246
Ralph Lauren Corp.	134	25,903
Tapestry, Inc.	263	12,385
		69,585
Trading Companies & Distributors — 0.2%
Air Lease Corp.	186	8,445
Total Common Stocks (Cost $3,243,930)		4,620,992

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $92,057)	92,036	92,091
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $192)	192	192
Total Short-Term Investments (Cost $92,249)		92,283
Total Investments — 100.0% (Cost $3,336,179)		4,713,275
Liabilities in Excess of Other Assets — (0.0)% ^		(233)
NET ASSETS — 100.0%		4,713,042

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $190.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,713,275	$—	$—	$4,713,275

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$100,859	$443,898	$452,722	$32	$24	$92,091	92,036	$1,841	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	12,384	31,574	43,767	— (c)	1	192	192	76	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,716	16,518	18,234	—	—	—	—	14	—
Total	$114,959	$491,990	$514,723	$32	$25	$92,283		$1,931	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.